Document and Entity Information	May 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2021
Entity Registrant Name	SOUTH PLAINS FINANCIAL, INC.
Entity Incorporation, State or Country Code	TX
Entity File Number	021-65378
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	5219 CITY BANK PARKWAY
Entity Address, City or Town	LUBBOCK
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79407-3544
City Area Code	806
Local Phone Number	792-7101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001163668
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	SPFI
Security Exchange Name	NASDAQ